UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03480

Fidelity Oxford Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2013

Item 1. Schedule of Investments

Consolidated Quarterly Holdings Report

for

Fidelity® Series Commodity
Strategy Fund

October 31, 2013

1.899304.105

SCR-S-QTLY-1213

Consolidated Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Commodity-Linked Notes - 0.6%
	Principal Amount	Value
Deutsche Bank AG London Branch:
0.0081% 1/30/14 (b)(e)(f)	$ 10,000,000	$ 6,704,240
0.01% 10/23/14 (b)(e)(f)	10,000,000	8,793,268
0.0125% 12/19/13 (b)(e)(f)	26,500,000	17,794,141
0.0138% 7/17/14 (b)(e)(f)	10,000,000	8,484,426
0.014% 3/13/14 (b)(e)(f)	10,000,000	6,675,215
0.0155% 1/16/14 (b)(e)(f)	7,000,000	4,314,380
0.018% 1/3/14 (b)(e)(f)	10,000,000	6,143,032
TOTAL COMMODITY-LINKED NOTES (Cost $83,284,576)		58,908,702
U.S. Treasury Obligations - 10.3%

U.S. Treasury Bills, yield at date of purchase 0.01% to 0.08% 11/7/13 to 3/6/14 (c)(d) (Cost $1,084,963,751)	1,085,000,000	1,084,934,045
Money Market Funds - 92.9%
	Shares
Fidelity Cash Central Fund, 0.09% (a) (Cost $9,740,055,358)	9,740,055,358	9,740,055,358
TOTAL INVESTMENT PORTFOLIO - 103.8% (Cost $10,908,303,685)		10,883,898,105
NET OTHER ASSETS (LIABILITIES) - (3.8)%		(402,407,530)
NET ASSETS - 100%		$ 10,481,490,575
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Commodity Futures Contracts
2,591 CBOT Corn Contracts	Dec. 2013	$ 55,479,788	$ (3,637,805)
997 CBOT Soybean Contracts	Jan. 2014	63,122,563	(951,532)
805 CBOT Soybean Meal Contracts	Jan. 2014	31,918,250	(925,158)
1,144 CBOT Soybean Oil Contracts	Jan. 2014	28,574,832	550,298
1,153 CBOT Wheat Contracts	Dec. 2013	38,481,375	898,920
697 CME Lean Hogs Contracts	Dec. 2013	24,861,990	466,915
780 CME Live Cattle Contracts	Dec. 2013	41,410,200	1,215,289
988 COMEX Copper Contracts	Dec. 2013	81,522,350	520,749
829 COMEX Gold 100 oz. Contracts	Dec. 2013	109,734,730	4,836,736
326 COMEX Silver Contracts	Dec. 2013	35,643,210	2,096,951
662 ICE Brent Crude Contacts	Jan. 2014	71,913,060	(180,709)
548 ICE Coffee 'C' Contracts	Dec. 2013	21,659,700	(3,688,645)
412 KCBT Wheat Contracts	Dec. 2013	15,254,300	681,162
1,208 LME Aluminum Contracts	Jan. 2014	55,930,400	(587,066)
275 LME Nickel Contracts	Jan. 2014	24,103,200	1,238,879
633 LME Zinc Contracts	Jan. 2014	30,870,619	875,728
592 NYBOT Cotton No. 2 Contracts	Dec. 2013	22,845,280	(2,537,415)
2,325 NYBOT Sugar No. 11 Contracts	Mar. 2014	47,705,280	1,750,602
374 NYMEX Gasoline RBOB Contracts	Jan. 2014	40,704,140	(624,844)
351 NYMEX Heating Oil Contracts	Jan. 2014	43,590,620	(967,647)
4,011 NYMEX Natural Gas Contracts	Jan. 2014	146,922,930	(11,583,287)
1,256 NYMEX WTI Crude Oil Contracts	Jan. 2014	121,392,400	(6,538,098)
TOTAL COMMODITY FUTURES CONTRACTS		$ 1,153,641,217	$ (17,089,977)
The face value of futures purchased as a percentage of net assets is 11.0%
Swaps
Total Return Swaps

Each open total return swap is an agreement to receive the total return of the Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on the 3-month US auction rate T-Bill plus a specified spread. Additional information on open total return swaps is as follows:

Counterparty	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Nov. 2013	$ 75,000,000	$ (2,263,419)
Barclays Bank PLC	Nov. 2013	40,000,000	286,796
Barclays Bank PLC	Nov. 2013	40,000,000	(1,545,207)
Swaps - continued
Total Return Swaps - continued
Counterparty	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Dec. 2013	$ 50,000,000	$ (1,848,089)
Barclays Bank PLC	Dec. 2013	35,000,000	(1,145,921)
Barclays Bank PLC	Dec. 2013	30,000,000	(662,276)
Barclays Bank PLC	Jan. 2014	66,000,000	(1,531,018)
Barclays Bank PLC	Jan. 2014	15,000,000	(346,319)
CIBC	Nov. 2013	50,000,000	(385,862)
CIBC	Nov. 2013	50,000,000	(153,722)
CIBC	Dec. 2013	66,000,000	(2,100,813)
CIBC	Dec. 2013	35,000,000	(1,107,731)
CIBC	Dec. 2013	26,000,000	(744,128)
CIBC	Dec. 2013	25,000,000	(721,021)
CIBC	Dec. 2013	15,000,000	(338,412)
CIBC	Dec. 2013	10,000,000	(368,812)
CIBC	Jan. 2014	50,000,000	(746,352)
CIBC	Jan. 2014	50,000,000	(422,784)
CIBC	Jan. 2014	50,000,000	(858,082)
CIBC	Jan. 2014	45,000,000	(838,504)
Citibank	Nov. 2013	30,000,000	(1,155,906)
Citibank	Dec. 2013	37,000,000	(1,340,236)
Citibank	Dec. 2013	35,000,000	(1,369,115)
Citibank	Dec. 2013	35,000,000	(1,010,254)
Citibank	Dec. 2013	31,000,000	(402,397)
Citibank	Jan. 2014	100,000,000	(3,945,233)
Citibank	Jan. 2014	85,000,000	(1,970,136)
Citibank	Mar. 2014	70,000,000	(1,798,625)
Credit Suisse	Nov. 2013	65,000,000	(959,437)
Credit Suisse	Nov. 2013	60,000,000	(389,800)
Credit Suisse	Nov. 2013	60,000,000	76,325
Credit Suisse	Nov. 2013	55,000,000	399,528
Credit Suisse	Nov. 2013	45,000,000	249,262
Credit Suisse	Dec. 2013	80,000,000	(2,569,957)
Credit Suisse	Dec. 2013	62,000,000	(2,446,928)
Credit Suisse	Dec. 2013	50,000,000	(2,453,753)
Credit Suisse	Dec. 2013	45,000,000	55,855
Credit Suisse	Dec. 2013	43,000,000	(1,405,490)
Credit Suisse	Dec. 2013	40,000,000	(702,906)
Credit Suisse	Jan. 2014	80,000,000	(2,292,585)
Credit Suisse	Jan. 2014	75,000,000	(2,390,246)
Credit Suisse	Jan. 2014	75,000,000	(1,399,849)
Credit Suisse	Jan. 2014	75,000,000	(1,490,525)
Credit Suisse	Jan. 2014	53,000,000	(1,870,398)
Credit Suisse	Jan. 2014	30,000,000	(1,173,996)
Swaps - continued
Total Return Swaps - continued
Counterparty	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse	Feb. 2014	$ 75,000,000	$ (1,187,375)
Credit Suisse	Feb. 2014	70,000,000	(2,584,102)
Credit Suisse	Feb. 2014	65,000,000	(1,323,997)
Credit Suisse	Feb. 2014	60,000,000	(803,293)
Goldman Sachs	Nov. 2013	80,000,000	(514,430)
Goldman Sachs	Nov. 2013	69,000,000	(1,845,519)
Goldman Sachs	Nov. 2013	65,000,000	(640,683)
Goldman Sachs	Nov. 2013	65,000,000	85,785
Goldman Sachs	Nov. 2013	50,000,000	(154,859)
Goldman Sachs	Dec. 2013	90,000,000	(696,820)
Goldman Sachs	Dec. 2013	80,000,000	(3,908,807)
Goldman Sachs	Dec. 2013	71,000,000	(2,366,461)
Goldman Sachs	Dec. 2013	68,000,000	(2,508,706)
Goldman Sachs	Dec. 2013	60,000,000	(1,221,001)
Goldman Sachs	Dec. 2013	55,000,000	(1,390,514)
Goldman Sachs	Jan. 2014	83,000,000	(2,450,110)
Goldman Sachs	Jan. 2014	53,000,000	(1,730,896)
Goldman Sachs	Jan. 2014	50,000,000	(2,710,641)
Goldman Sachs	Jan. 2014	35,000,000	(1,368,569)
Goldman Sachs	Feb. 2014	75,000,000	(1,002,966)
Goldman Sachs	Feb. 2014	65,000,000	(1,875,420)
JPMorgan Chase, Inc.	Nov. 2013	88,000,000	(2,934,344)
JPMorgan Chase, Inc.	Nov. 2013	80,000,000	(685,742)
JPMorgan Chase, Inc.	Nov. 2013	80,000,000	(2,567,590)
JPMorgan Chase, Inc.	Nov. 2013	65,000,000	(2,181,375)
JPMorgan Chase, Inc.	Nov. 2013	45,000,000	(988,817)
JPMorgan Chase, Inc.	Nov. 2013	40,000,000	(589,124)
JPMorgan Chase, Inc.	Nov. 2013	35,000,000	255,482
JPMorgan Chase, Inc.	Dec. 2013	80,000,000	(2,782,092)
JPMorgan Chase, Inc.	Dec. 2013	70,000,000	89,303
JPMorgan Chase, Inc.	Dec. 2013	70,000,000	(3,744,820)
JPMorgan Chase, Inc.	Dec. 2013	65,000,000	(3,176,467)
JPMorgan Chase, Inc.	Dec. 2013	35,000,000	(1,234,363)
JPMorgan Chase, Inc.	Jan. 2014	90,000,000	(3,259,429)
JPMorgan Chase, Inc.	Jan. 2014	71,000,000	(921,260)
JPMorgan Chase, Inc.	Jan. 2014	65,000,000	(1,141,261)
JPMorgan Chase, Inc.	Jan. 2014	59,000,000	(1,172,159)
JPMorgan Chase, Inc.	Jan. 2014	48,000,000	(759,348)
JPMorgan Chase, Inc.	Jan. 2014	40,000,000	(745,962)
JPMorgan Chase, Inc.	Jan. 2014	25,000,000	(642,287)
JPMorgan Chase, Inc.	Feb. 2014	65,000,000	(550,421)
JPMorgan Chase, Inc.	Feb. 2014	60,000,000	(1,353,969)
Swaps - continued
Total Return Swaps - continued
Counterparty	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase, Inc.	Mar. 2014	$ 75,000,000	$ (1,729,222)
Merrill Lynch, Inc.	Nov. 2013	65,000,000	(2,180,689)
Merrill Lynch, Inc.	Nov. 2013	55,000,000	(2,118,060)
Merrill Lynch, Inc.	Nov. 2013	53,000,000	(853,948)
Merrill Lynch, Inc.	Nov. 2013	45,000,000	(2,406,984)
Merrill Lynch, Inc.	Dec. 2013	65,000,000	(2,122,797)
Merrill Lynch, Inc.	Dec. 2013	60,000,000	(1,899,806)
Merrill Lynch, Inc.	Jan. 2014	80,000,000	(2,290,612)
Merrill Lynch, Inc.	Jan. 2014	62,000,000	(980,578)
Merrill Lynch, Inc.	Jan. 2014	60,000,000	(1,353,797)
Merrill Lynch, Inc.	Jan. 2014	55,000,000	(611,316)
Merrill Lynch, Inc.	Jan. 2014	25,000,000	(373,389)
Merrill Lynch, Inc.	Jan. 2014	25,000,000	0
Merrill Lynch, Inc.	Jan. 2014	10,000,000	(154,694)
Merrill Lynch, Inc.	Feb. 2014	83,000,000	(2,394,767)
Merrill Lynch, Inc.	Feb. 2014	70,000,000	(1,540,247)
Merrill Lynch, Inc.	Feb. 2014	65,000,000	(869,237)
Morgan Stanley Capital Group, Inc.	Nov. 2013	80,000,000	937,971
Morgan Stanley Capital Group, Inc.	Nov. 2013	67,000,000	(1,670,829)
Morgan Stanley Capital Group, Inc.	Nov. 2013	65,000,000	364,497
Morgan Stanley Capital Group, Inc.	Nov. 2013	60,000,000	(3,209,312)
Morgan Stanley Capital Group, Inc.	Nov. 2013	55,000,000	(1,471,066)
Morgan Stanley Capital Group, Inc.	Nov. 2013	50,000,000	(1,098,151)
Morgan Stanley Capital Group, Inc.	Nov. 2013	37,000,000	(1,187,145)
Morgan Stanley Capital Group, Inc.	Nov. 2013	35,000,000	(1,108,220)
Morgan Stanley Capital Group, Inc.	Dec. 2013	60,000,000	(2,942,597)
Morgan Stanley Capital Group, Inc.	Dec. 2013	53,000,000	(164,151)
Morgan Stanley Capital Group, Inc.	Dec. 2013	45,000,000	(385,169)
Morgan Stanley Capital Group, Inc.	Dec. 2013	45,000,000	(1,586,693)
Morgan Stanley Capital Group, Inc.	Dec. 2013	40,000,000	(1,180,776)
Morgan Stanley Capital Group, Inc.	Dec. 2013	39,000,000	(1,412,158)
Morgan Stanley Capital Group, Inc.	Jan. 2014	97,000,000	(2,916,035)
Morgan Stanley Capital Group, Inc.	Jan. 2014	70,000,000	(907,929)
Morgan Stanley Capital Group, Inc.	Jan. 2014	65,000,000	(3,523,833)
Morgan Stanley Capital Group, Inc.	Jan. 2014	45,000,000	(1,042,840)
Morgan Stanley Capital Group, Inc.	Jan. 2014	25,000,000	(373,389)
Morgan Stanley Capital Group, Inc.	Feb. 2014	70,000,000	(1,540,247)
Morgan Stanley Capital Group, Inc.	Mar. 2014	95,000,000	(2,440,392)
Morgan Stanley Capital Group, Inc.	Mar. 2014	65,000,000	(1,498,472)
Societe Generale	Nov. 2013	70,000,000	(2,694,313)
Societe Generale	Nov. 2013	60,000,000	440,090
Societe Generale	Nov. 2013	60,000,000	704,876
Swaps - continued
Total Return Swaps - continued
Counterparty	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Societe Generale	Nov. 2013	$ 56,000,000	$ (901,058)
Societe Generale	Nov. 2013	40,000,000	53,744
Societe Generale	Nov. 2013	30,000,000	(256,031)
Societe Generale	Dec. 2013	96,000,000	(2,106,399)
Societe Generale	Dec. 2013	86,000,000	(3,103,946)
Societe Generale	Dec. 2013	85,000,000	(3,322,340)
Societe Generale	Dec. 2013	70,000,000	(540,206)
Societe Generale	Dec. 2013	60,000,000	(1,548,527)
Societe Generale	Dec. 2013	53,000,000	(1,563,511)
Societe Generale	Dec. 2013	50,000,000	(33,680)
Societe Generale	Dec. 2013	48,000,000	(1,238,821)
Societe Generale	Dec. 2013	45,000,000	(2,197,927)
Societe Generale	Dec. 2013	40,000,000	(587,826)
Societe Generale	Dec. 2013	30,000,000	(1,625,858)
Societe Generale	Jan. 2014	80,000,000	(1,759,318)
Societe Generale	Jan. 2014	68,000,000	(1,533,827)
Societe Generale	Jan. 2014	62,000,000	(1,261,106)
Societe Generale	Jan. 2014	55,000,000	(1,938,448)
Societe Generale	Jan. 2014	40,000,000	(1,447,830)
Societe Generale	Feb. 2014	75,000,000	(1,287,122)
Societe Generale	Feb. 2014	30,000,000	(253,670)
UBS	Nov. 2013	62,000,000	(290,775)
UBS	Nov. 2013	58,000,000	(177,094)
UBS	Nov. 2013	50,000,000	(1,251,326)
UBS	Nov. 2013	42,000,000	(585,527)
UBS	Dec. 2013	45,000,000	(1,568,009)
UBS	Dec. 2013	35,000,000	407,917
UBS	Dec. 2013	30,000,000	(23,265)
UBS	Jan. 2014	50,000,000	(808,899)
UBS	Jan. 2014	47,000,000	(2,550,475)
UBS	Jan. 2014	45,000,000	(1,426,741)
UBS	Jan. 2014	40,000,000	(747,003)
UBS	Jan. 2014	30,000,000	(1,472,729)
UBS	Feb. 2014	75,000,000	(1,318,689)
UBS	Feb. 2014	40,000,000	(339,542)
UBS	Mar. 2014	60,000,000	(1,031,144)
UBS	Mar. 2014	55,000,000	(1,242,042)
UBS	Mar. 2014	45,000,000	(894,513)
TOTAL RETURN SWAPS			$ (214,443,896)
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $58,908,702 or 0.6% of net assets.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $71,290,845.
(d) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC). At period end, the value of securities pledged amounted to $831,613,157.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Security is indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3. Securities do not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Dow Jones-UBS Commodity Index Total Return. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,870,955
Consolidated Subsidiary
	Value, beginning of period	Purchases	Sales proceeds	Dividend income	Value, end of period
Fidelity Series Commodity Return Cayman Ltd.	$ 1,297,606,055	$ 149,999,987	$ -	$ -	$ 1,382,577,986
Other Information

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 1,084,934,045	$ -	$ 1,084,934,045	$ -
Commodity-Linked Notes	58,908,702	-	58,908,702	-
Money Market Funds	9,740,055,358	9,740,055,358	-	-
Total Investments in Securities:	$ 10,883,898,105	$ 9,740,055,358	$ 1,143,842,747	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 15,132,229	$ 15,132,229	$ -	$ -
Swaps	4,407,431	-	4,407,431	-
Total Assets	$ 19,539,660	$ 15,132,229	$ 4,407,431	$ -
Liabilities
Futures Contracts	$ (32,222,206)	$ (32,222,206)	$ -	$ -
Swaps	(218,851,327)	-	(218,851,327)	-
Total Liabilities	$ (251,073,533)	$ (32,222,206)	$ (218,851,327)	$ -
Total Derivative Instruments:	$ (231,533,873)	$ (17,089,977)	$ (214,443,896)	$ -
Income Tax Information

At October 31, 2013, the cost of investment securities for income tax purposes, on an unconsolidated basis, was $13,219,192,331. Net unrealized depreciation aggregated $2,563,408,560, all of which was related to depreciated investment securities.

Consolidated Subsidiary

The Fund invests in certain commodity-related instruments through Fidelity Series Commodity Return Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of October 31, 2013, the Fund held $1,382,577,986 in the Subsidiary, representing 13.2% of the Fund's net assets. The Quarterly Holdings report is consolidated and includes the holdings of the Fund and the Subsidiary.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

For commodity-linked notes, pricing vendors generally consider the movement of an underlying commodity index as well as other terms of the contract including the leverage factor and any fee and/or interest components of the note. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as movements in the underlying index, interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price or official closing price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Derivative Instruments

Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund primarily used derivatives to increase returns to gain exposure to certain types of assets, and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:
Commodity Risk - Commodity Risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. Upon entering into a swap, the Fund is required to post an initial collateral amount (referred to as Independent Amount), as defined in the ISDA Master Agreement. The Fund is required to post additional collateral for the benefit of counterparties to meet the counterparty's unrealized appreciation on outstanding swap contracts and any such posted collateral is identified on the Consolidated Schedule of Investments. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures may be mitigated by the protection provided by the exchange's clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date. The Fund used futures contracts to manage its exposure to the commodities market.

Open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption Futures Contracts. The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Total Return Swaps: Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund entered into total return swaps to manage its commodities market.

Open swaps at period end are included in the Consolidated Schedule of Investments under the caption Swaps.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Oxford Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Oxford Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 30, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 30, 2013